Income Tax Expense (benefit) Differs from Computed Income Tax at Statutory Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Non taxable loss on settlement of derivative asset						$ 420
Computed income tax at statutory rates	(26,782)	(851)	(25,125)	526	5,313	(1,504)
Tax expense (benefit) due to a change in estimate					320	(2,416)
Adjustment to DTL due to changes in enacted tax rate and tax grant					(66,423)	(23,813)
Adjustment to deferred taxes due to changes in enacted tax rate	1,441		1,441
Effect of net operating losses in effective tax rate					1,012
Differences in tax rates due to multiple jurisdictions	102	99	282	251	720	285
Effect of income subject to tax-exemption grant	19,983	(479)	18,982	(605)	(58)	(1,737)
Reversal of tax uncertainties reserve			(846)	(640)	(707)
Fair value adjustment of indemnification assets		62		364	340	(288)
Tax expense of CONTADO dividend						81
Effect of net operating losses in foreign entities	(57)	278		278
Tax uncertainties reserve						250
Other	354	95	399	88	(162)	138
Income tax (benefit) expense	(5,012)	(798)	(4,961)	258	(59,658)	(29,227)
Interest Income
Schedule of Effective Tax Rate Reconciliation [Line Items]
Benefit of net tax-exempt income	(53)	(2)	(94)	(4)	(13)	(23)
Dividend Income
Schedule of Effective Tax Rate Reconciliation [Line Items]
Benefit of net tax-exempt income						$ (620)